Note 22 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ 13,222	$ (7,000)	$ 49,137
Reclassification to Interest and finance costs		23,190	22,876	2,702
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		6,084	4,354	1,286
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		63	63	63
Total		(3,978)	(25,034)	48,652
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(23,254)	(22,876)	(483)
Total		(4,042)	(25,034)	48,652
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		24,337	3,385	36,591
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		(4,564)	6,629	4,495
Interest rate caps (excluded component) (1)	[1]	(6,708)	(16,589)	6,700
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		6,084	4,354	1,286
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 63	$ 63	$ 63

[1]	Excluded component represents interest rate caps instruments time value.